Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 27, 2020	Sep. 08, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 26, 2021	Dec. 27, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO[1]		Compensation Actually Paid to CEO[2]		Average Summary Compensation Table Total for non-CEO NEOs[3]	Average Compensation Actually Paid to non-CEO NEOs[2]	Value of Initial Fixed $100 Investment Based On4:		Net Income	Adjusted Operating Profit[5]
	Meredith Kopit Levien	Mark Thompson	Meredith Kopit Levien	Mark Thompson			Company TSR	Peer Group TSR
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$10,280,085	n/a	$15,892,275	n/a	$3,132,816	$4,056,089	$158	$152	$232,387	$389,851
2022	$7,560,282	n/a	$2,839,474	n/a	$2,677,238	$1,311,503	$103	$93	$173,905	$347,931
2021	$5,755,526	n/a	$6,223,605	n/a	$2,567,249	$2,749,102	$150	$166	$219,971	$335,399
2020	$4,372,190	$5,062,485	$8,240,727	$7,302,745	$2,039,043	$3,350,817	$161	$127	$100,103	$250,617

Company Selected Measure Name			adjusted operating profit
Named Executive Officers, Footnote			Effective September 8, 2020, Ms. Kopit Levien, who previously served as Chief Operating Officer, succeeded Mark Thompson as Chief Executive Officer. Amounts included for Ms. Kopit Levien for 2020 reflect her compensation for the full year; amounts for Mr. Thompson for 2020 reflect his service as Chief Executive Officer until September 8, 2020, when he left the Company.Non-CEO NEOs whose average compensation is reflected in columns (d) and (e) consist of A.G. Sulzberger, Roland Caputo and Diane Brayton for each of the years presented; William Bardeen for 2023; Jacqueline Welch for 2021-2023; and R. Anthony Benten, Senior Vice President, Treasurer and Chief Accounting Officer, for 2020.
Peer Group Issuers, Footnote			Columns (f) and (g) (Company TSR and Peer Group TSR) reflect our TSR compared with that of the companies in the Standard & Poor’s 1500 Media and Entertainment Index (the “Peer Group Index”). The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, the Company’s Class A stock and the Peer Group Index on the last trading day of 2019, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	Amounts included in columns (c) and (e) are referred to as “compensation actually paid” or “CAP” and have been calculated in accordance with SEC proxy disclosure rules. These amounts do not represent the actual amount of compensation earned by or paid to the executives during the applicable year and, in the case of equity-based compensation, do not reflect the value that will ultimately be realized under equity awards. In addition, changes in CAP reflect, among other things, year-over-year changes in the value of unvested equity-based awards.
For performance-based equity awards, the estimate of year-end value is based upon the “probable outcome” of the performance conditions as of the end of the fiscal year.
Given the methodology under which “compensation actually paid” is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility and varying levels of projected and actual achievement under performance-based equity awards. For a discussion of how the Compensation Committee assessed Company performance and the compensation of our named executive officers, see “—Compensation Discussion and Analysis.”
The following table reconciles “compensation actually paid” to total compensation reported in the Summary Compensation Table for each of Ms. Kopit Levien and Mr. Thompson over the last four years:

	Meredith Kopit Levien				Mark Thompson
	2023	2022	2021	2020	2020
Total compensation as reported in SCT	$10,280,085	$7,560,282	$5,755,526	$4,372,190	$5,062,485
Adjustments(a)
Deduct: Grant date fair value of equity awards in covered fiscal year as reported in SCT	$(6,112,262)	$(4,058,961)	$(2,664,222)	$(2,232,818)	$(2,693,146)
Add: Fair value of equity awards granted in covered fiscal year at end of year	$8,102,516	$2,916,184	$2,870,597	$3,132,763	$293,138
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during covered fiscal year	$489,554	$(1,565,632)	$(261,307)	$493,045	$1,265,922
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	$3,130,030	$(2,012,400)	$523,011	$2,475,547	$3,374,345
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$2,352	$—	$—	$—	$—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—
Compensation Actually Paid	$15,892,275	$2,839,474	$6,223,605	$8,240,727	$7,302,745
a.Mr. Thompson did not, and Ms. Kopit Levien does not, participate in any defined benefit or pension plan and therefore no reconciliation is included in the table with respect to any such amounts.
The following table reconciles “compensation actually paid” to total compensation reported in the Summary Compensation Table for the non-CEO NEOs (averaged) over the last four years:

	Non-CEO NEOs (Average)
	2023	2022	2021	2020
Total compensation as reported in SCT	$3,132,816	$2,677,238	$2,567,249	$2,039,043
Adjustments
Deduct: Grant date fair value of equity awards in covered fiscal year as reported in SCT	$(1,528,474)	$(1,134,879)	$(768,582)	$(570,236)
Add: Fair value of equity awards granted in covered fiscal year at end of year	$1,757,247	$823,851	$839,197	$1,026,022
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during covered fiscal year	$141,663	$(469,556)	$(72,599)	$106,411
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	$648,786	$(585,150)	$183,836	$961,518
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	$(76,351)	$—	$—	$—
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$1,656	$—	$—	$—
Deduct: Aggregate change in actuarial present value of all defined benefit and actuarial pension plans as reported in SCT	$(21,254)	$—	$—	$(211,942)
Add: Aggregate service cost for pension plans	$—	$—	$—	$—
Compensation Actually Paid	$4,056,089	$1,311,503	$2,749,102	$3,350,817

Non-PEO NEO Average Total Compensation Amount			$ 3,132,816	$ 2,677,238	$ 2,567,249	$ 2,039,043
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,056,089	1,311,503	2,749,102	3,350,817
Adjustment to Non-PEO NEO Compensation Footnote	Amounts included in columns (c) and (e) are referred to as “compensation actually paid” or “CAP” and have been calculated in accordance with SEC proxy disclosure rules. These amounts do not represent the actual amount of compensation earned by or paid to the executives during the applicable year and, in the case of equity-based compensation, do not reflect the value that will ultimately be realized under equity awards. In addition, changes in CAP reflect, among other things, year-over-year changes in the value of unvested equity-based awards.
For performance-based equity awards, the estimate of year-end value is based upon the “probable outcome” of the performance conditions as of the end of the fiscal year.
Given the methodology under which “compensation actually paid” is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility and varying levels of projected and actual achievement under performance-based equity awards. For a discussion of how the Compensation Committee assessed Company performance and the compensation of our named executive officers, see “—Compensation Discussion and Analysis.”
The following table reconciles “compensation actually paid” to total compensation reported in the Summary Compensation Table for each of Ms. Kopit Levien and Mr. Thompson over the last four years:

	Meredith Kopit Levien				Mark Thompson
	2023	2022	2021	2020	2020
Total compensation as reported in SCT	$10,280,085	$7,560,282	$5,755,526	$4,372,190	$5,062,485
Adjustments(a)
Deduct: Grant date fair value of equity awards in covered fiscal year as reported in SCT	$(6,112,262)	$(4,058,961)	$(2,664,222)	$(2,232,818)	$(2,693,146)
Add: Fair value of equity awards granted in covered fiscal year at end of year	$8,102,516	$2,916,184	$2,870,597	$3,132,763	$293,138
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during covered fiscal year	$489,554	$(1,565,632)	$(261,307)	$493,045	$1,265,922
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	$3,130,030	$(2,012,400)	$523,011	$2,475,547	$3,374,345
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$2,352	$—	$—	$—	$—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—
Compensation Actually Paid	$15,892,275	$2,839,474	$6,223,605	$8,240,727	$7,302,745
a.Mr. Thompson did not, and Ms. Kopit Levien does not, participate in any defined benefit or pension plan and therefore no reconciliation is included in the table with respect to any such amounts.
The following table reconciles “compensation actually paid” to total compensation reported in the Summary Compensation Table for the non-CEO NEOs (averaged) over the last four years:

	Non-CEO NEOs (Average)
	2023	2022	2021	2020
Total compensation as reported in SCT	$3,132,816	$2,677,238	$2,567,249	$2,039,043
Adjustments
Deduct: Grant date fair value of equity awards in covered fiscal year as reported in SCT	$(1,528,474)	$(1,134,879)	$(768,582)	$(570,236)
Add: Fair value of equity awards granted in covered fiscal year at end of year	$1,757,247	$823,851	$839,197	$1,026,022
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during covered fiscal year	$141,663	$(469,556)	$(72,599)	$106,411
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	$648,786	$(585,150)	$183,836	$961,518
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	$(76,351)	$—	$—	$—
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$1,656	$—	$—	$—
Deduct: Aggregate change in actuarial present value of all defined benefit and actuarial pension plans as reported in SCT	$(21,254)	$—	$—	$(211,942)
Add: Aggregate service cost for pension plans	$—	$—	$—	$—
Compensation Actually Paid	$4,056,089	$1,311,503	$2,749,102	$3,350,817

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Metric	Overview
Adjusted Operating Profit	Company-selected measure included in the above table. Actual adjusted operating profit compared with the budgeted target amount is a key measure used in determining payouts under our annual and long-term incentive compensation plans.
Total Revenue	Key metric in determining payouts under our annual incentive plan in 2023.
Digital Subscription Revenue	Key metric in determining payouts under our 2023-2025 long-term performance award program.
TSR Relative to Companies in the Standard & Poor’s 500 Stock Index (or Relative TSR)	Key metric in determining payouts under our long-term performance award program. This metric, which compares our TSR over a three-year period to that of companies in the Standard & Poor’s 500 Stock Index, differs from the Company TSR and Peer Group TSR identified in the above table. The Compensation Committee determined to base long-term incentive compensation in part on TSR relative to the companies in the Standard & Poor’s 500 Stock Index for the reasons discussed in the “Compensation Discussion and Analysis.”

Total Shareholder Return Amount			$ 158	103	150	161
Peer Group Total Shareholder Return Amount			152	93	166	127
Net Income (Loss)			$ 232,387,000	$ 173,905,000	$ 219,971,000	$ 100,103,000
Company Selected Measure Amount			389,851,000	347,931,000	335,399,000	250,617,000
PEO Name	Ms. Kopit Levien,	Mark Thompson	Ms. Kopit Levien	Ms. Kopit Levien	Ms. Kopit Levien
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Profit
Non-GAAP Measure Description			SEC proxy disclosure rules require the CAP table to include a “company-selected measure.” We have included adjusted operating profit, defined as (i) revenues less (ii) total operating costs (excluding severance, depreciation and amortization, multiemployer pension plan withdrawal costs and special items). (See Appendix A for a calculation of adjusted operating profit and more information regarding a recent change in the Company’s financial statement presentation of total operating costs.) As discussed in the “Compensation Discussion and Analysis,” adjusted operating profit is a key measure used in determining payouts under our annual and long-term incentive compensation plans, and was determined to be the most important financial performance metric used to link performance to CAP for 2023.
Measure:: 2
Pay vs Performance Disclosure
Name			Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Digital Subscription Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			TSR Relative to Companies in the Standard & Poor’s 500 Stock Index (or Relative TSR)
Meredith Kopit Levien [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,280,085	$ 7,560,282	$ 5,755,526	$ 4,372,190
PEO Actually Paid Compensation Amount			15,892,275	2,839,474	6,223,605	8,240,727
Mark Thompson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						5,062,485
PEO Actually Paid Compensation Amount						7,302,745
PEO | Meredith Kopit Levien [Member] | Equity Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,112,262)	(4,058,961)	(2,664,222)	(2,232,818)
PEO | Meredith Kopit Levien [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,102,516	2,916,184	2,870,597	3,132,763
PEO | Meredith Kopit Levien [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			489,554	(1,565,632)	(261,307)	493,045
PEO | Meredith Kopit Levien [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,130,030	(2,012,400)	523,011	2,475,547
PEO | Meredith Kopit Levien [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,352	0	0	0
PEO | Meredith Kopit Levien [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mark Thompson [Member] | Equity Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,693,146)
PEO | Mark Thompson [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						293,138
PEO | Mark Thompson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,265,922
PEO | Mark Thompson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,374,345
PEO | Mark Thompson [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mark Thompson [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,656	0	0	0
Non-PEO NEO | Equity Award Adjustment, Grant date fair value of stock awards in fiscal year as reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,528,474)	(1,134,879)	(768,582)	(570,236)
Non-PEO NEO | Equity Award Adjustment, Grant date fair value of stock awards in fiscal year as reported in SCT Fair value of equity compensation granted in current year-value at end of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,757,247	823,851	839,197	1,026,022
Non-PEO NEO | Equity Award Adjustment, Grant date FV of stock awards as reported in SCT Change in fair value for end of prior fiscal year to vesting date for prior year awards that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			141,663	(469,556)	(72,599)	106,411
Non-PEO NEO | Equity Award Adjustment, Grant date FV of stock awards in fiscal year Change in fair value from end of prior fiscal year to end of current year for prior year awards that were unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			648,786	(585,150)	183,836	961,518
Non-PEO NEO | Equity Award Adjustment, Grant date FV of stock awards in the year Dividends or other earnings paid on stock or options awards in the year prior to the vesting date not included in the total comp [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Equity Award Adjustment, Grant date fair value of stock awards in fiscal year as reported in SCT Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(76,351)	0	0	0
Non-PEO NEO | Deduct: Aggregate change in actuarial present value of all defined benefit and actuarial pension plans as reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,254)	0	0	(211,942)
Non-PEO NEO | Add: Aggregate service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0